Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Class A redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income	$ (90,623)	$ 690,336
Basic and diluted weighted average common shares outstanding	1,000,945	18,456,264
Basic and diluted net (loss) income per common share	$ (0.09)	$ 0.04
Class A non- redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income	$ (461,740)
Basic and diluted weighted average common shares outstanding	5,100,000
Basic and diluted net (loss) income per common share	$ (0.09)
Class B Common Stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share [Line Items]
Allocation of net (loss) income	$ (81,483)	$ 205,133	$ (109,809)	$ 2,383,487
Basic and diluted weighted average common shares outstanding	900,000	5,484,270	2,017,808	6,000,000
Basic and diluted net (loss) income per common share	$ (0.09)	$ 0.04	$ (0.05)	$ 0.4